Information about the main subsidiaries	12 Months Ended
Jun. 30, 2023
Information about the main subsidiaries
7. Information about the main subsidiaries

7. Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	43.07%	70,226	641,386	75,722	251,507	384,383	165,554
Subsidiaries with indirect participation of Cresud
Brasilagro	62.12%	75,036	155,209	35,197	48,560	146,488	90,998
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	46.06%	91,446	712,221	186,322	251,445	365,900	168,534
Subsidiaries with indirect participation of Cresud
Brasilagro	60.44%	81,586	128,303	24,833	46,007	139,049	84,041

	Revenues	Net income	Total comprehensive loss	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2023
Subsidiaries with direct participation of Cresud
IRSA	89,285	58,094	(1,286)	743	36,494	26,442	(81,124)	(18,188)	(1,928)
Subsidiaries with indirect participation of Cresud
Brasilagro	46,282	10,430	19,834	11,988	4,532	6,172	(12,805)	(2,101)	-
	Year ended June 30, 2022
Subsidiaries with direct participation of Cresud
IRSA	69,168	75,222	(379)	735	27,329	24,134	(29,455)	22,008	(381)
Subsidiaries with indirect participation of Cresud
Brasilagro	69,238	32,268	(12,588)	(7,623)	5,562	(453)	(25,507)	(20,398)	-

(1)	Corresponds to the direct interest from the Group.

IDBD

As indicated in Note 1. to these financial statements, the Group lost control of IDBD on September 25, 2020.

On September 21, 2020, IDBD filed a lawsuit against Dolphin Netherlands B.V. (“Dolphin BV”) and IRSA before the Tel-Aviv Jaffa District Court (civil case no. 29694-09-20). The amount claimed by IDBD is NIS 140 million, alleging that Dolphin BV and IRSA breached an alleged legally binding commitment to transfer to IDBD 2 installments of NIS 70 million. On December 24, 2020, and following approval by the insolvency court, the IDBD trustee filed a motion to dismiss the claim, maintaining the right as IDBD trustee, to file a new inter alia claim in the same matter, after conduct an investigation into the reasons for IDBD's insolvency. On December 24, 2020, the court entered a judgment to dismiss the claim as requested. On October 31, 2021, the Insolvency Commissioner notified that he did not oppose the motion, and on that same date, the court affirmed the motion initiated by the trustee of IDBD.

On December 26, 2021 IDBD filed the lawsuit against Dolphin BV and IRSA for the sum of NIS 140 million.

On January 30, 2023, a copy of the lawsuit was sent to us and we evaluated the legal defense alternatives for the company's interests.

On May 9, 2023, two filings were made by Dolphin BV and IRSA for the purpose of reversing the decision of the Tel-Aviv Jaffa District Court regarding the manner in which the lawsuits were made, the law and the jurisdiction applicable. The following day, the Court granted a period of 20 days for IDBD to respond to the presentations made by Dolphin BV and IRSA and set a hearing for June 29, 2023.

On May 30, 2023, IDBD made a presentation to answer the arguments raised by IRSA and Dolphin BV in their briefs.

On June 29, 2023, the hearing set by the Court took place, where the parties had the opportunity to explain the arguments raised in their briefs. The Court would be in a position to issue a verdict regarding the statements made on the way in which the notification of the lawsuits was made, the law and applicable jurisdiction.

Based on the review of the commitments and the analysis of the Company's lawyers, the sum of NIS 80 million, equivalent to ARS 5,536 million, are provisioned in these consolidated financial statements.